Derivatives And Hedging Activities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivatives And Hedging Activities [Abstract]
AOCI balance, after tax, that is expected to be reclassified to earnings	$ (26)
Collateral threshold based on company's current credit rating	10
Fair values of derivative instruments containing credit-risk-related contingent features in a net liability position	$ 67	$ 32